Provision for Risks (Tables)	6 Months Ended
Jun. 30, 2025
Provision for Risks [Abstract]
Schedule of Provision Activity

The provision activity on June 30, 2025, and December 31, 2024, is as follows:

At January 1, 2024	30,820
Reversal of provision	(6,872)
Provision recorded during the period	2,684
At December 31, 2024	26,632
Reversal of provision	(5,492)
Provision recorded during the period	493
At June 30, 2025	21,633